Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial assets:
Sundry debtors	$ 36,048,946	$ 28,076,118
Employees and officers	3,689,915	3,539,505
Total financial assets	39,738,861	31,615,623
Non-financial assets:
Taxes to be recovered and prepaid taxes	74,092,943	55,187,272
Special Tax on Production and Services	36,307,498	32,657,743
Other accounts receivable	2,342,931	1,944,413
Total non-financial assets:	$ 112,743,372	$ 89,789,428